SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
1 6 .	SHARE-BASED COMPENSATION
2006 Share Incentive Plan
Melco adopted a share incentive plan in 2006 (“2006 Share Incentive Plan”), as amended, for grants of share options and nonvested shares of Melco’s ordinary shares to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2006 Share Incentive Plan was 100,000,000 over 10 years. Melco adopted a share incentive plan in 2011 (“2011 Share Incentive Plan”) and a share incentive plan in 2021 (“2021 Share Incentive Plan”) as described below and no further awards would be granted under the 2006 Share Incentive Plan and the 2011 Share Incentive Plan which was terminated on December 6, 2021. All subsequent awards will be issued under the 2021 Share Incentive Plan.
Share Options
As of December 31, 2023 and 2022, there were no outstanding share options under the 2006 Share Incentive Plan.

The following information is provided for share options under the 2006 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Proceeds from the exercise of share options	$—	$—	$2,756

Intrinsic value of share options exercised	$—	$—	$7,370

As of December 31, 2023, there were no unrecognized compensation costs related to share options under the 2006 Share Incentive Plan.
2011 Share Incentive Plan
Melco adopted the 2011 Share Incentive Plan, effective on December 7, 2011, which had been subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award was 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2011 Share Incentive Plan was 100,000,000 over 10 years, which could be raised up to 10% of the issued share capital upon shareholders’ approval. The 2011 Share Incentive Plan would have expired ten years after December 7, 2011.
Melco adopted the 2021 Share Incentive Plan as described below, effective on December 6, 2021 (also the termination date of the 2011 Share Incentive Plan). Upon the termination of the 2011 Share Incentive Plan, no further awards may be granted under the 2011 Share Incentive Plan but the provisions of such plan shall remain in full force and effect in all other respects for any awards granted prior to the date of the termination of such plan.
Share Options
There were no share options granted under the 2011 Share Incentive Plan during the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the exercise prices for share options granted under the 2011 Share Incentive Plan were determined at the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant. These share options became exercisable over vesting periods of two
to three years. The share options granted expire 10 years from the date of grant.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with certain
assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco’s ADS trading on the Nasdaq Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.

The fair values of share options granted under the 2011 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

Year Ended December 31,
2021
Expected dividend yield	2.50%
Expected stock price volatility	45.46%
Risk-free interest rate	1.00%
Expected term (years)	5.6
A summary of the share options activity under the 2011 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of January 1, 2023	2,845,719	$5.89
Exercised	(14,094)	4.13
Forfeited or expired	(141,978)	5.42

Outstanding as of December 31, 2023	2,689,647	$5.93	5.16	$—

Fully vested and expected to vest as of December 31, 2023	2,689,647	$5.93	5.16	$—

Exercisable as of December 31, 2023	2,570,973	$5.88	5.06	$—

The following information is provided for share options under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Weighted average grant date fair value	$—	$—	$2.28

Proceeds from the exercise of share options	$58	$—	$4,345

Intrinsic value of share options exercised	$7	$—	$1,655

As of December 31, 2023, there were $16 unrecognized compensation costs related to share options under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 0.27 years.
Restricted Shares
Certain restricted shares were approved by Melco to be granted under the 2011 Share Incentive Plan to the eligible management personnel of the Company in lieu of the 2020 bonus for their services performed during 2020. A total of 1,899,897 restricted shares were granted and vested immediately on March 31, 2021 (the “2020 Bonus Shares”) with the grant date fair value of $19.91 per ADS or $6.6367 per share, which was the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant.
On July 7, 2021, a total of 52,056 restricted shares were granted to employees of an affiliated company, a subsidiary of Melco International, for their services rendered to Melco International, with vesting periods of three months to twelve months. The grant date fair value for these restricted shares, which was determined with reference to the market closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant, were recognized as
 a
deemed distribution to Melco International in respect of share-based compensation against retained earnings over the vesting period. Deemed distribution
s
to Melco International in respect of these restricted shares of $143 and $136 were recognized during the years ended December 31, 2022 and 2021, respectively. During the year ended December 31, 2022, the reimbursement from Melco International of $279 for restricted shares granted to employees of an affiliated company were recognized as an increase in additional paid-in
capital of the Company as deemed contribution from Melco International in respect of these restricted shares, with a corresponding increase in receivable from affiliated companies in the consolidated balance sheet.
There were no restricted shares granted under the 2011 Share Incentive Plan during the years ended December 31, 2023 and 2022. Other than the restricted shares granted under the 2020 Bonus Shares as described above, the grant date fair values for restricted shares granted under the 2011 Share Incentive Plan during the year ended December 31, 2021, with vesting periods of generally three months to three years, were determined with reference to the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant.
A summary of the restricted shares activity under the 2011 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	7,705,320	$5.42
Vested	(5,760,885)	4.97
Forfeited	(117,597)	5.93

Unvested as of December 31, 2023	1,826,838	$6.81

The following information is provided for restricted shares under the 2011 Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021
Weighted average grant date fair value	$—	$—	$6.07

Grant date fair value of restricted shares vested	$28,638	$54,424	$43,533

As of December 31, 2023, there were $2,104 unrecognized compensation costs related to restricted shares under the 2011 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 0.27 years.
2021 Share Incentive Plan
Melco adopted the 2021 Share Incentive Plan, effective on December 6, 2021, for grants of various share-based awards, including but not limited to, options to purchase Melco’s ordinary shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of the Company and its affiliates. The maximum term of an award is 10 years from the date of the grant. The maximum aggregate number of ordinary shares to be available for all awards under the 2021 Share Incentive Plan may be increased from time to time, provided that the maximum aggregate number of Melco’s ordinary shares which may be issued upon exercise of options granted under the 2021 Share Incentive Plan shall not be more than 10% of the total number of the issued share capital of Melco on the date the new plan limit is approved by the shareholders of Melco International in accordance with the applicable listing rules in Hong Kong. As of December 31, 2023, there were 104,653,941 ordinary shares available for grants of various share-based awards under the 2021 Share Incentive Plan.
Share Options
During the years ended December 31, 2023 and 2022, the exercise prices for share options granted under the 2021 Share Incentive Plan were determined at the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant. These share options became exercisable over vesting periods of one
to three years. The share options granted expire 10 years from the date of grant. There were no share options granted under the 2021 Share Incentive Plan during the year ended December 31, 2021.
The Company uses the Black-Scholes valuation model to determine the estimated fair value for each share option granted, with certain
assumptions, changes in which could materially affect the estimated fair value. Dividend yield is based on the estimate of annual dividends expected to be paid at the time of grant. Expected volatility is based on the historical volatility of Melco’s ADS trading on the Nasdaq Global Select Market. Expected term is based upon the vesting term or the historical expected term of publicly traded companies. The risk-free interest rate used for each period presented is based on the United States of America Treasury yield curve at the time of grant for the period equal to the expected term.
The fair values of share options granted under the 2021 Share Incentive Plan were estimated on the dates of grant using the following weighted average assumptions:

	Year Ended December 31,
	2023	2022

Expected dividend yield	2.50%	2.50%
Expected stock price volatility	58.67%	51.00%
Risk-free interest rate	3.39%	2.69%
Expected term (years)	5.1	5.1

On March 28, 2022, the compensation committee of Melco approved a proposal to allow for an option exchange program, designed to provide the eligible participants an opportunity to exchange certain outstanding underwater share options for new share options and new restricted shares to be granted, subject to the eligible participants’ consent (the “Option Exchange Program”). The share options eligible for exchange under the Option Exchange Program were those that were granted during the years from 2012 to 2021 under the 2011 Share Incentive Plan, including those unvested, or vested but not exercised or the unexercised share options granted in 2012 but expired in March 2022. The Option Exchange Program became unconditional and effective on April 15, 2022, the date Melco accepted the eligible participants’ consent (the “Modification Date”), with a total of 26,076,978 eligible share options were tendered and surrendered by eligible participants (the “Cancelled Share Options”) and Melco granted an aggregate of 2,486,241 new share options (the “Replacement Share Options”) and 5,912,547 new restricted shares (the “Replacement Restricted Shares”) under the 2021 Share Incentive Plan. The Replacement Share Options and Replacement Restricted Shares have vesting periods of on
e
to two years. The Replacement Share Options expire 10 years from April 6, 2022. A total incremental share-based compensation expense resulting from the Option Exchange
Program
was approximately $3,306, representing the excess of (i) the fair value of certain Replacement Share Options measured using the Black-Scholes valuation model on the Modification Date; and (ii) the fair value of certain Replacement Restricted Shares determined with reference to the market closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the Modification Date, over the fair value of the Cancelled Share Options that were granted during 2013 to 2021 immediately before the exchange. The incremental share-based compensation expenses and the unrecognized compensation costs remaining from the Cancelled Share Options are being recognized over the new vesting periods of the Replacement Share Options and Replacement Restricted Shares. The weighted average fair value of the Replacement Share Options at the Modification Date was $0.82.
The fair values of the Replacement Share Options granted under the 2021 Share Incentive Plan were estimated on the Modification Date using the following weighted average assumptions:

Expected dividend yield	2.50%
Expected stock price volatility	52.50%
Risk-free interest rate	2.75%
Expected term (years)	4.6

A summary of the share options activity under the 2021 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding as of January 1, 2023	5,360,526	$2.47
Granted	158,949	4.13
Exercised	(68,148)	2.47

Outstanding as of December 31, 2023	5,451,327	$2.52	8.29	$2,593

Fully vested and expected to vest as of December 31, 2023	5,451,327	$2.52	8.29	$2,593

Exercisable as of December 31, 2023	2,133,066	$2.47	8.26	$1,045

The following information is provided for share options under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2023	2022

Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$1.82	$0.94

Proceeds from the exercise of share options	$168	$—

Intrinsic value of share options exercised	$120	$—

As of December 31, 2023, there were $1,609 unrecognized compensation costs related to share options under the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.24 years.
Restricted Shares
Certain restricted shares were approved by Melco
 to
be granted under the 2021 Share Incentive Plan to the eligible management personnel of the Company and its affiliated company in lieu of the 2021 bonus for their services performed during 2021. A total of 4,578,543 restricted shares were granted and vested immediately on April 6, 2022 (the “2021 Bonus Shares”) with the grant date fair value of $7.40 per ADS or $2.47 per share, which was the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant. Based on the estimated bonus amount, share-based compensation expenses of $10,929, of which $729 were capitalized, were recognized for the restricted shares granted to the management personnel rendered services to the Company and deemed distribution to Melco International in respect of the restricted shares granted to employees of an affiliated company of $272 was recognized during the year ended December 31, 2021.

Certain restricted shares were approved by Melco
to
be granted under the 2021 Share Incentive Plan to the eligible management personnel of the Company in lieu of the 2022 bonus for their services performed during 2022. A total of 4,350,111 restricted shares were granted and vested immediately on April 5, 2023 (the “2022 Bonus Shares”) with the grant date fair value of $12.38 per ADS or $4.13 per share, which was the closing price of Melco’s ADS trading on the Nasdaq Global Select Market on the date of grant. Based on the estimated bonus amount, share-based compensation expenses of $17,926, of which $680 were capitalized, were recognized for such grant during the year ended December 31, 2022.
Other than the restricted shares granted under the 2021 Bonus Shares and the 2022 Bonus Shares as described above, the fair values for restricted shares granted under the 2021 Share Incentive Plan during the years ended December 31, 2023 and 2022, with vesting periods of generally five months to three years, were determined with reference to the market closing prices of Melco’s ADS trading on the Nasdaq Global Select Market on the dates of grant or the Modification Date. There were no restricted shares granted under the 2021 Share Incentive Plan during the year ended December 31, 2021.
A summary of the restricted shares activity under the 2021 Share Incentive Plan for the year ended December 31, 2023, is presented as follows:

	Number of Restricted Shares	Weighted Average Grant Date or Modification Date Fair Value

Unvested as of January 1, 2023	19,183,428	$2.33
Granted	11,086,512	4.12
Vested	(12,819,975)	2.87
Forfeited	(362,919)	2.64

Unvested as of December 31, 2023	17,087,046	$3.08

The following information is provided for restricted shares under the 2021 Share Incentive Plan:

	Year Ended December 31,
	2023	2022

Weighted average grant date fair value (excluding the options granted under the Option Exchange Program)	$4.12	$2.35

Grant date fair value of restricted shares vested	$36,732	$12,967

As of December 31, 2023, there were $32,510 unrecognized compensation costs related to restricted shares under the 2021 Share Incentive Plan and the costs are expected to be recognized over a weighted average period of 1.85 years.

MRP Share Incentive Plan
MRP adopted a share incentive plan (the “MRP Share Incentive Plan”), effective on June 24, 2013, which was
subsequently amended and restated, for grants of various share-based awards, including but not limited to, options to purchase MRP common shares, restricted shares, share appreciation rights and other types of awards to eligible directors, employees and consultants of MRP and its subsidiaries, and the Company and its affiliates. The maximum term of an award is 10 years from the date of grant. The maximum aggregate number of common shares to be available for all awards under the MRP Share Incentive Plan is 442,630,330 shares with up to 5% of the issued capital stock of MRP from time to time over 10 years. On April 24, 2019 and June 24, 2019, the board and the shareholders of MRP approved an amendment to the Amended Articles of Incorporation of MRP, respectively, whereby, without changing the total amount of the authorized capital stock, the par value per MRP common share was increased from PHP1 (equivalent to $0.02) per share to PHP500,000 (equivalent to $9,857) per share, thereby decreasing the total number of MRP common shares on a pro-rata
basis (“Reverse Stock Split”). The Reverse Stock Split was approved by the Philippine Securities and Exchange Commission (the “Philippine SEC”) on May 12, 2020. As of December 31, 2023, there were 305 MRP common shares available for grants of various share-based awards under the MRP Share Incentive Plan. All share and per share data of MRP common shares relating to the transactions carried out before May 12, 2020 as disclosed in the accompanying consolidated financial statements, represent the number of shares or value per share of MRP common shares before the Reverse Stock Split.
All accrued liability associated with the cash-settled share options and restricted shares in accordance with the original vesting schedules was fully vested and settled during the year ended December 31, 2021. No fair value gain or loss on remeasurement of the liability associated with the cash-settled share options and restricted shares was recognized for the year ended December 31, 2021.
Share Options
As of December 31, 2023 and 2022, there were no outstanding share options under the MRP Share Incentive Plan.
There were
no
share options granted or exercised under the MRP Share Incentive Plan during the years ended December 31, 2023, 2022 and 2021.
During the years ended December 31, 2023, 2022 and 2021, MRP paid nil, nil and $87 to settle the vested share options that are classified as cash-settled awards under the MRP Share Inventive Plan, respectively.
As of December 31, 2023, there were no unrecognized compensation costs related to share options under the MRP Share Incentive Plan.
Restricted Shares
As of December 31, 2023 and 2022, there were no unvested restricted shares under the MRP Share Incentive Plan.
There were no restricted shares granted under the MRP Share Incentive Plan during the years ended December 31, 2023, 2022, and 2021.

The following information is provided for restricted shares under the MRP Share Incentive Plan:

	Year Ended December 31,
	2023	2022	2021

Grant date fair value of restricted shares vested	$—	$—	$351

During the years ended December 31, 2023, 2022 and 2021, MRP paid nil, nil and $346 to settle the vested restricted shares that are classified as cash-settled awards under the MRP Share Incentive Plan, respectively.
As of December 31, 2023, there were no unrecognized compensation costs related to restricted shares under the MRP Share Incentive Plan.
Melco International Share Incentive Plan
On September 6, 2019, certain share-based awards under Melco International’s share option scheme adopted on May 30, 2012 and share purchase scheme adopted on October 18, 2007 (the “Melco International Share Incentive Plan”) were granted by Melco International to an employee of the Company.
On April 6, 2022, the board of directors of Melco International announced an option exchange program, to provide the eligible participants an opportunity to exchange certain outstanding underwater share options for new share options and new restricted shares to be granted, subject to the eligible participants’ consent (the “Melco International Option Exchange Program”). The share options eligible for exchange under the Melco International Option Exchange Program were those that were granted during the years from 2016 to 2021 under the Melco International Share Incentive Plan, including those unvested, or vested but not exercised. The Melco International Option Exchange Program became effective on April 6, 2022. A total of 14,200,000 eligible share options granted to an
employee of the Company were accepted and surrendered and Melco International granted an aggregate of 4,740,000 new restricted shares under the Melco International Share Incentive Plan (the “Melco International Replacement Restricted Shares”). The Melco International Replacement Restricted Shares have vesting periods of one
to two years.

No incremental share-based compensation expense was resulted from the Melco International Option Exchange Program.
In accordance with the applicable accounting standards, the share-based compensation expenses related to the grant of share-based awards under the Melco International Share Incentive Plan to an employee of the Company, to the extent of services received by the Company, are recognized in the accompanying consolidated statements of operations with a corresponding increase in additional paid-in
capital, representing capital contribution from Melco International. No share-based compensation expenses related to share-based awards under the Melco International Share Incentive Plan were recognized during the year ended December 31, 2023.

The share-based compensation expenses for the Company were recognized as follows:

	Year Ended December 31,
	2023	2022	2021
Share-based compensation expenses:

2011 Share Incentive Plan	$10,343	$38,823	$53,466

2021 Share Incentive Plan	26,092	32,803	10,929

MRP Share Incentive Plan	—	—	108

Melco International Share Incentive Plan	—	2,865	6,641

Total share-based compensation expenses	36,435	74,491	71,144

Less: Share-based compensation expenses capitalized in property and equipment	(962)	(2,682)	(3,187)

Share-based compensation expenses recognized in general and administrative expenses	$35,473	$71,809	$67,957